NOTES RECEIVABLE - Schedule of Notes Receivable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 350,000	$ 468,333
Less: Current portion	(350,000)	(375,000)
Long-term portion		93,333
Allowance for doubtful accounts	(125,000)
Unamortized loan origination fee		(6,667)
CCR Note
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	375,000	375,000
BB Note
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	100,000	100,000
Total Principal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 475,000	$ 475,000